Effect On TSYS' Shareholders' Equity From GP Net's Acquisition Of Treasury Shares (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Subsidiary, Sale of Stock [Line Items]
Increase in other comprehensive income (OCI)	$ 28
Increase in additional paid in capital	77
Effect from change in noncontrolling interests	$ 105